Supplement dated March 27, 2014

Supplement to

MUTUAL OF AMERICA INVESTMENT CORPORATION

EQUITY INDEX FUND

ALL AMERICA FUND

MID-CAP EQUITY INDEX FUND

INTERNATIONAL FUND

Prospectus and Summary Prospectuses

Dated May 1, 2013

Effective on March 27, 2014, Jamie A. Zendel, Vice President of the Adviser, has replaced Benjamin L. Heben as the Portfolio Manager for the Equity Index Fund, the Mid-Cap Equity Index Fund, the International Fund and the index portion of the All America Fund.

Prospectus and Summary Prospectus Text Changes:

The following replaces the text under the heading “Portfolio Manager” for the Equity Index Fund, the Mid-Cap Equity Index Fund and the International Fund: “Jamie A. Zendel, Vice President of the Adviser, has been the portfolio manager of the Fund since March 2014.”

The following replaces the last sentence under the heading “Portfolio Manager” for the All America Fund: “The index portion of the Fund has been overseen by Jamie A. Zendel, Vice President of the Adviser, since March 2014.”

Prospectus Text Changes:

On Page 100, the disclosure under the section heading “Portfolio Managers” regarding Benjamin L. Heben is replaced with the following: “Jamie A. Zendel, Vice President of the Adviser, handles indexed investments. Ms. Zendel joined the Adviser in July 2007 and has approximately 16 years of experience in the financial industry. Ms. Zendel has been responsible for the indexed portfolio of the All America Fund, and for the Equity Index Fund, Mid-Cap Equity Index Fund and International Fund since March 2014.”

On Page 100, the existing paragraph under the sub-heading “Equity Index Fund” is replaced with the following: “The Equity Index Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.”

On Page 100, the second to last sentence of the paragraph under the sub-heading “All America Fund” regarding Benjamin L. Heben is replaced with the following: “The index portion of the Fund is overseen by Jamie A. Zendel.”

On Page 101, the existing paragraph under the sub-heading “Mid-Cap Equity Index Fund” is replaced with the following: “The Mid-Cap Equity Index Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.”

On Page 101, the existing paragraph under the sub-heading “International Fund” is replaced with the following: “The International Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.”

Supplement dated March 27, 2014

Supplement to

MUTUAL OF AMERICA INVESTMENT CORPORATION

Statement of Additional Information

Dated May 1, 2013

Effective on March 27, 2014, Jamie A. Zendel, Vice President of the Adviser, has replaced Benjamin L. Heben as the Portfolio Manager for the Equity Index Fund, the Mid-Cap Equity Index Fund, the International Fund and the index portion of the All America Fund.

On Page 31, the entry in the table under the section heading “Portfolio Manager Compensation – Adviser” for “Benjamin L. Heben, Second Vice President” is replaced with “Jamie A. Zendel, Vice President.”

On Page 33, the entry in the table under the section heading “Other Information – Adviser” for “Benjamin L. Heben, Second Vice President” is replaced with “Jamie A. Zendel, Vice President” and the information in the “Dollar Range of Securities owned in Fund” for Jamie A. Zendel is updated with the following:

“IC Equity Index Fund [$10,001 – 50,000] IC Mid-Cap Equity Index Fund [$1 – 10,000] IC Small Cap Growth Fund [$1 – 10,000].”

On Page 34, the entry in the table under the section heading “Other Information – Adviser” for “Benjamin L. Heben – Second Vice President” is replaced with the following entry for “Jamie A. Zendel – Vice President”:

“Length of Service: At Adviser since July 2007, 16 years investment experience

Role: Oversees the MOAIF and IC index portfolios and International Fund for IC

Education: Undergraduate, University of Wisconsin – Madison.”